Cover	Jun. 17, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 17, 2024
Entity File Number	001-39819
Entity Registrant Name	Global Gas Corporation
Entity Central Index Key	0001817232
Entity Tax Identification Number	85-1617911
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	99 Wall Street
Entity Address, Address Line Two	Suite 436
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	917
Local Phone Number	327-0437
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	HGAS
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	HGASW
Security Exchange Name	NASDAQ